EARNINGS PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Issued common shares (in shares)	550	550
Effect of shares issued (in shares)	(2)	0
Effect of shares issued on exercise of options (in shares)	5	0
Basic (in shares)	553	550
Dilutive effect of share options on issue (in shares)	1	1
Weighted average number of common shares at December 31 (diluted) (in shares)	554	551
Basic earnings per common share (in CAD per share)	$ 5.14	$ 2.00
Diluted earnings per common share (in CAD per share)	$ 5.12	$ 1.99